Basis of Presentation and Significant Accounting Policies - Other Property and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Other Property and Equipment
Impairment of long lived assets	$ 467		$ 23,350	$ 9,525	$ 15,778	$ 0
Total Other Property and Equipment	29,346		29,346		30,402	12,642
Other Property and Equipment
Other Property and Equipment
Impairment of long lived assets	0	$ 0		$ 0
Less: accumulated depreciation	(8,247)		(8,247)		(6,109)	(218)
Total Other Property and Equipment	29,346		$ 29,346		$ 30,402	12,642
Other Property and Equipment | Minimum
Other Property and Equipment
Useful life (in years)			3 years		3 years
Other Property and Equipment | Maximum
Other Property and Equipment
Useful life (in years)			25 years		25 years
Rental equipment
Other Property and Equipment
Other property and equipment, gross	2,910		$ 2,910		$ 2,910	1,315
Land
Other Property and Equipment
Other property and equipment, gross	12,978		12,978		14,778	4,104
Midstream facilities
Other Property and Equipment
Impairment of long lived assets			400		3,600
Other property and equipment, gross	12,623		12,623		10,783	5,686
Office leasehold improvements
Other Property and Equipment
Other property and equipment, gross	4,360		4,360		3,967	230
Other
Other Property and Equipment
Other property and equipment, gross	$ 4,722		$ 4,722		$ 4,073	$ 1,525